CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current Assets:
Cash	$ 130,474	$ 390,706
Restricted cash	5,527,524	0
Accounts receivable	4,031,798	1,650,231
Inventories, net	4,846,328	3,640,861
Advances to suppliers, net	5,135,749	21,446,203
Other receivable	0	0
Loan to a third party	4,621,949	4,749,572
Acquisition reversal receivable, net	0	33,151,699
Prepaid expenses and other current assets	796,588	739,319
Total current assets	25,090,410	65,768,591
Non-Current Assets:
Long-term investments, net	39,994,353	40,604,689
Intangible asset	1,998,421	0
Property and equipment, net	664,454	879,246
Right-of-use assets	32,524	61,885
Total non-current assets	42,689,752	41,545,820
Total Assets	67,780,162	107,314,411
Current Liabilities:
Accounts payable	236,832	145,435
Convertible notes	8,003,064	3,432,353
Remaining acquisition consideration payable	90,625	715,348
Taxes payable	2,822	2,717
Accrued expenses and other current liabilities	717,056	434,925
Total current liabilities	9,050,399	4,730,778
Non-Current Liability:
Due to related parties	611,327	611,327
Total non-current liability	611,327	611,327
Total liabilities	9,661,726	5,342,105
Shareholders' Equity:
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	11,404	11,404
Accumulated deficits	(77,423,385)	(27,879,848)
Accumulated other comprehensive loss	(6,994,455)	(7,673,852)
Total shareholders' equity	58,118,436	101,972,306
Total Liabilities and Shareholders' Equity	67,780,162	107,314,411
Class A Ordinary Share
Shareholders' Equity:
Ordinary share, value	127,976,418	122,966,148
Class B Ordinary Share
Shareholders' Equity:
Ordinary share, value	$ 5,683,255	$ 5,683,255